Share-Based Compensation (Details)		6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Nov. 28, 2025 $ / shares
Share-Based Compensation [Line Items]
Group granted | shares	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Grant date | $ / shares	$ 25.92	$ 25.92	$ 25.92
Fair value of the ADSs granted | $	$ 64,800,000	$ 64,800,000	$ 64,800,000
Weighted-average period	11 months 15 days	5 months 19 days
Unrecognized employee based-based compensation expense | $
American Depositary Shares ADSs [Member]
Share-Based Compensation [Line Items]
Group granted | shares	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Fair value of the ADSs granted | ¥				¥ 439,674,480
Weighted-average period		5 months 19 days	11 months 15 days
Unrecognized employee based-based compensation expense		$ 31,199,040		¥ 211,688,606	¥ 437,081,058
2025 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Group granted | shares		3,317,204		3,317,204
Minimum [Member] | American Depositary Shares ADSs [Member]
Share-Based Compensation [Line Items]
Grant date | $ / shares						$ 4.32
Maximum [Member] | American Depositary Shares ADSs [Member]
Share-Based Compensation [Line Items]
Grant date | $ / shares						$ 25.92